ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedules of accounts payable, accrued liabilities, and their currency denominations

As at	December 31, 2018	December 31, 2017
Trade payable and accrued liabilities	$108,295	$69,155
Payroll and government remittances	17,340	15,591
	$125,635	$84,746